Schedule of Investments (unaudited)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	11,992	$ 3,761,411
BWX Technologies, Inc.	15,620	1,495,927
Curtiss-Wright Corp.	6,505	1,648,497
HEICO Corp.	7,706	1,598,224
HEICO Corp., Class A	13,815	2,291,218
Hexcel Corp.	14,316	919,230
Howmet Aerospace, Inc.	64,622	4,313,519
Huntington Ingalls Industries, Inc.	6,676	1,848,785
Mercury Systems, Inc.(a)(b)	9,044	255,041
Spirit AeroSystems Holdings, Inc., Class A(a)	19,947	638,304
Textron, Inc.	33,340	2,820,231
TransDigm Group, Inc.	9,029	11,268,463
Woodward, Inc.	10,190	1,654,448
		34,513,298
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,618	1,392,878
Expeditors International of Washington, Inc.	24,661	2,745,016
GXO Logistics, Inc.(a)	19,875	986,992
		5,124,886
Automobile Components — 0.4%
Aptiv PLC(a)	46,123	3,274,733
BorgWarner, Inc.	39,911	1,307,883
Gentex Corp.	39,912	1,368,982
Lear Corp.	9,905	1,246,742
Phinia, Inc.	8,194	319,566
QuantumScape Corp., Class A(a)(b)	56,999	308,935
		7,826,841
Automobiles — 0.2%
Harley-Davidson, Inc.	21,826	750,596
Lucid Group, Inc.(a)(b)	124,382	317,174
Rivian Automotive, Inc., Class A(a)(b)	115,985	1,032,267
Thor Industries, Inc.	8,771	872,013
		2,972,050
Banks — 2.4%
Bank OZK	18,204	812,809
BOK Financial Corp.	4,824	428,034
Citizens Financial Group, Inc.	79,246	2,703,081
Columbia Banking System, Inc.	36,080	678,665
Comerica, Inc.	22,644	1,136,049
Commerce Bancshares, Inc.	20,435	1,117,386
Cullen/Frost Bankers, Inc.	10,024	1,045,904
East West Bancorp, Inc.	23,919	1,781,726
Fifth Third Bancorp	115,657	4,216,854
First Citizens BancShares, Inc., Class A	1,849	3,118,819
First Hawaiian, Inc.	22,090	465,878
First Horizon Corp.	93,854	1,400,302
FNB Corp.	61,506	820,490
Huntington Bancshares, Inc.	245,061	3,300,972
KeyCorp.	158,712	2,299,737
M&T Bank Corp.	28,183	4,069,343
New York Community Bancorp, Inc., Class A	125,178	331,722
NU Holdings Ltd./Cayman Islands, Class A(a)	398,318	4,325,733
Pinnacle Financial Partners, Inc.	12,749	977,848
Popular, Inc.	12,046	1,023,790
Prosperity Bancshares, Inc.	14,832	919,139
Regions Financial Corp.	156,927	3,023,983
Synovus Financial Corp.	24,564	879,146
TFS Financial Corp.	9,007	108,174
Security	Shares	Value
Banks (continued)
Webster Financial Corp.	29,206	$ 1,280,099
Western Alliance Bancorp	18,314	1,040,785
Wintrust Financial Corp.	10,366	1,001,770
Zions Bancorp NA	24,428	996,174
		45,304,412
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,591	442,950
Brown-Forman Corp., Class A	8,588	421,413
Brown-Forman Corp., Class B	30,915	1,479,283
Celsius Holdings, Inc.(a)	24,487	1,745,188
Molson Coors Beverage Co., Class B	29,776	1,704,974
		5,793,808
Biotechnology(a) — 1.4%
Alnylam Pharmaceuticals, Inc.	21,359	3,074,628
Apellis Pharmaceuticals, Inc.	17,404	769,083
Biogen, Inc.	24,552	5,274,261
BioMarin Pharmaceutical, Inc.	31,880	2,574,629
Exact Sciences Corp.(b)	30,416	1,805,190
Exelixis, Inc.	53,413	1,253,069
Incyte Corp.	31,402	1,634,474
Ionis Pharmaceuticals, Inc.	24,152	996,511
Natera, Inc.	18,534	1,721,438
Neurocrine Biosciences, Inc.	16,462	2,264,183
Roivant Sciences Ltd.(b)	61,266	667,799
Sarepta Therapeutics, Inc.	15,251	1,931,692
Ultragenyx Pharmaceutical, Inc.	13,242	563,315
United Therapeutics Corp.	7,689	1,801,763
		26,332,035
Broadline Retail — 0.7%
Coupang, Inc.(a)	186,684	4,200,390
eBay, Inc.	88,829	4,578,247
Etsy, Inc.(a)	20,647	1,417,830
Kohl’s Corp.	19,299	462,018
Macy’s, Inc.	46,125	850,084
Nordstrom, Inc.	19,548	371,607
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,431	762,923
		12,643,099
Building Products — 2.5%
A O Smith Corp.	20,615	1,707,747
Advanced Drainage Systems, Inc.(b)	11,493	1,804,401
Allegion PLC	14,947	1,816,957
Armstrong World Industries, Inc.	7,455	856,430
AZEK Co., Inc., Class A(a)	24,589	1,122,242
Builders FirstSource, Inc.(a)	20,667	3,778,341
Carlisle Cos., Inc.	8,244	3,200,733
Carrier Global Corp.	141,987	8,730,781
Fortune Brands Innovations, Inc.	21,534	1,574,135
Hayward Holdings, Inc.(a)	23,113	313,875
Lennox International, Inc.	5,444	2,522,859
Masco Corp.	38,305	2,621,977
Owens Corning	15,085	2,537,448
Trane Technologies PLC	38,807	12,315,013
Trex Co., Inc.(a)	18,547	1,642,337
		46,545,276
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	5,712	891,643
Ameriprise Financial, Inc.	17,073	7,030,491
Ares Management Corp., Class A	28,472	3,789,339
Bank of New York Mellon Corp.	129,582	7,320,087
Blue Owl Capital, Inc.	77,760	1,468,886
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Carlyle Group, Inc.	35,952	$ 1,610,650
Cboe Global Markets, Inc.	17,918	3,245,846
Coinbase Global, Inc., Class A(a)	29,185	5,951,697
Evercore, Inc., Class A	5,938	1,077,747
FactSet Research Systems, Inc.	6,538	2,725,627
Franklin Resources, Inc.	51,206	1,169,545
Houlihan Lokey, Inc., Class A	8,616	1,098,454
Interactive Brokers Group, Inc., Class A	17,652	2,032,098
Invesco Ltd.	61,550	872,164
Janus Henderson Group PLC	22,864	713,814
Jefferies Financial Group, Inc.	30,964	1,333,310
KKR & Co., Inc., Class A	113,069	10,523,332
Lazard, Inc.	18,730	721,105
LPL Financial Holdings, Inc.	12,839	3,455,360
MarketAxess Holdings, Inc.	6,330	1,266,570
Morningstar, Inc.	4,378	1,237,442
MSCI, Inc., Class A	13,086	6,095,328
Nasdaq, Inc.	62,797	3,758,400
Northern Trust Corp.	34,398	2,834,051
Raymond James Financial, Inc.	32,238	3,933,036
Robinhood Markets, Inc., Class A(a)	107,754	1,776,863
SEI Investments Co.	17,197	1,134,142
State Street Corp.	51,429	3,728,088
Stifel Financial Corp.	17,094	1,366,152
T Rowe Price Group, Inc.	37,585	4,118,188
TPG, Inc., Class A	12,070	520,217
Tradeweb Markets, Inc., Class A	19,548	1,988,227
Virtu Financial, Inc., Class A	15,018	325,891
XP, Inc., Class A	55,005	1,125,952
		92,239,742
Chemicals — 2.5%
Albemarle Corp.	19,949	2,400,064
Ashland, Inc.	8,608	820,601
Axalta Coating Systems Ltd.(a)	37,410	1,176,170
Celanese Corp., Class A	16,836	2,586,178
CF Industries Holdings, Inc.	32,793	2,589,663
Chemours Co.	25,697	687,395
Corteva, Inc.	120,232	6,508,158
DuPont de Nemours, Inc.	73,307	5,314,757
Eastman Chemical Co.	20,197	1,907,405
Element Solutions, Inc.	38,262	885,000
FMC Corp.	21,097	1,244,934
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	278,524	248,193
Huntsman Corp.	28,692	684,591
International Flavors & Fragrances, Inc.	43,507	3,682,868
LyondellBasell Industries NV, Class A	44,085	4,407,177
Mosaic Co.	55,589	1,744,939
NewMarket Corp.	1,076	566,966
Olin Corp.	20,573	1,075,556
PPG Industries, Inc.	39,999	5,159,871
RPM International, Inc.	21,662	2,315,884
Scotts Miracle-Gro Co.	7,125	488,348
Westlake Corp.	5,513	812,396
		47,307,114
Commercial Services & Supplies — 1.8%
Cintas Corp.	14,766	9,721,048
Clean Harbors, Inc.(a)	8,635	1,635,901
Copart, Inc.(a)	146,218	7,941,100
Driven Brands Holdings, Inc.(a)	10,994	157,544
MSA Safety, Inc.	6,238	1,125,335
RB Global, Inc.	30,940	2,214,685
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	35,199	$ 6,747,648
Rollins, Inc.	43,484	1,937,647
Stericycle, Inc.(a)	15,715	702,932
Tetra Tech, Inc.	9,029	1,758,127
Vestis Corp.	19,962	367,700
		34,309,667
Communications Equipment — 0.3%
Ciena Corp.(a)	24,704	1,142,066
F5, Inc.(a)	10,069	1,664,506
Juniper Networks, Inc.	54,216	1,887,801
Lumentum Holdings, Inc.(a)	11,522	504,203
Ubiquiti, Inc.	660	71,003
Viasat, Inc.(a)	19,822	315,368
		5,584,947
Construction & Engineering — 0.8%
AECOM	23,124	2,135,733
EMCOR Group, Inc.	7,901	2,822,000
MasTec, Inc.(a)	10,634	943,129
MDU Resources Group, Inc.	34,421	850,199
Quanta Services, Inc.	24,493	6,332,910
Valmont Industries, Inc.	3,560	729,088
WillScot Mobile Mini Holdings Corp.(a)	31,842	1,176,880
		14,989,939
Construction Materials — 0.7%
Eagle Materials, Inc.	5,821	1,459,383
Martin Marietta Materials, Inc.	10,519	6,175,389
Vulcan Materials Co.	22,574	5,815,740
		13,450,512
Consumer Finance — 0.7%
Ally Financial, Inc.	45,590	1,748,377
Credit Acceptance Corp.(a)(b)	1,068	548,653
Discover Financial Services	42,511	5,387,419
OneMain Holdings, Inc.	19,103	995,457
SLM Corp.	37,322	790,853
SoFi Technologies, Inc.(a)(b)	162,713	1,103,194
Synchrony Financial	69,017	3,035,368
		13,609,321
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	71,070	1,449,828
BJ’s Wholesale Club Holdings, Inc.(a)	22,657	1,692,025
Casey’s General Stores, Inc.	6,343	2,027,096
Dollar Tree, Inc.(a)	34,999	4,138,632
Grocery Outlet Holding Corp.(a)	15,995	415,390
Kroger Co.	111,200	6,158,256
Maplebear, Inc.(a)	3,530	120,479
Performance Food Group Co.(a)	26,098	1,771,532
U.S. Foods Holding Corp.(a)	38,595	1,939,399
Walgreens Boots Alliance, Inc.	122,068	2,164,265
		21,876,902
Containers & Packaging — 1.3%
Amcor PLC	245,437	2,194,207
AptarGroup, Inc.	11,164	1,611,858
Ardagh Group SA, Class A(a)	2,789	22,326
Ardagh Metal Packaging SA	24,125	95,294
Avery Dennison Corp.	13,755	2,988,686
Ball Corp.	52,490	3,651,729
Berry Global Group, Inc.	19,933	1,129,005
Crown Holdings, Inc.	18,105	1,485,877
Graphic Packaging Holding Co.	51,861	1,340,607
International Paper Co.	58,997	2,061,355

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	15,072	$ 2,607,155
Sealed Air Corp.	24,130	759,612
Silgan Holdings, Inc.	14,063	656,180
Sonoco Products Co.	16,655	933,513
Westrock Co.	43,271	2,075,277
		23,612,681
Distributors — 0.4%
Genuine Parts Co.	23,899	3,757,162
LKQ Corp.	45,382	1,957,325
Pool Corp.	6,475	2,347,382
		8,061,869
Diversified Consumer Services — 0.3%
ADT, Inc.	43,092	280,098
Bright Horizons Family Solutions, Inc.(a)(b)	9,725	1,008,580
Grand Canyon Education, Inc.(a)	5,032	654,261
H&R Block, Inc.	24,443	1,154,443
Mister Car Wash, Inc.(a)	13,579	90,843
Service Corp. International	24,735	1,773,747
		4,961,972
Diversified REITs — 0.1%
WP Carey, Inc.	36,922	2,024,802
Diversified Telecommunication Services — 0.1%
ESC GCI Liberty, Inc. (a)(c)	15,053	—
Frontier Communications Parent, Inc.(a)(b)	41,531	961,027
Iridium Communications, Inc.	20,914	643,942
		1,604,969
Electric Utilities — 2.7%
Alliant Energy Corp.	43,454	2,164,009
Avangrid, Inc.	11,979	437,593
Constellation Energy Corp.	54,824	10,193,974
Edison International	64,411	4,577,046
Entergy Corp.	36,067	3,847,267
Evergy, Inc.	37,937	1,989,796
Eversource Energy	59,401	3,600,889
FirstEnergy Corp.	92,797	3,557,837
Hawaiian Electric Industries, Inc.	19,027	187,416
IDACORP, Inc.	8,690	823,638
NRG Energy, Inc.	38,211	2,776,793
OGE Energy Corp.	34,424	1,192,792
PG&E Corp.	347,184	5,940,318
Pinnacle West Capital Corp.	19,345	1,424,759
PPL Corp.	125,769	3,453,617
Xcel Energy, Inc.	93,902	5,045,354
		51,213,098
Electrical Equipment — 1.6%
Acuity Brands, Inc.	5,274	1,309,534
AMETEK, Inc.	39,195	6,845,799
ChargePoint Holdings, Inc., Class A(a)(b)	60,029	79,839
Generac Holdings, Inc.(a)	10,208	1,387,880
Hubbell, Inc.	9,127	3,381,736
nVent Electric PLC	28,018	2,019,257
Plug Power, Inc.(a)	90,397	208,817
Regal Rexnord Corp.	11,268	1,818,317
Rockwell Automation, Inc.	19,581	5,305,668
Sensata Technologies Holding PLC	25,848	990,237
Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(a)(b)	37,205	$ 382,839
Vertiv Holdings Co., Class A	58,469	5,437,617
		29,167,540
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	99,374	12,001,398
Arrow Electronics, Inc.(a)	9,259	1,182,097
Avnet, Inc.	15,557	760,271
CDW Corp.	23,032	5,570,519
Cognex Corp.	29,421	1,222,148
Coherent Corp.(a)	22,231	1,214,480
Corning, Inc.	129,610	4,326,382
Crane NXT Co.	8,125	494,081
IPG Photonics Corp.(a)	5,052	424,267
Jabil, Inc.	21,242	2,492,961
Keysight Technologies, Inc.(a)	29,711	4,395,445
Littelfuse, Inc.	4,122	950,698
TD SYNNEX Corp.	11,569	1,363,291
Teledyne Technologies, Inc.(a)	7,939	3,028,570
Trimble, Inc.(a)	41,977	2,521,558
Vontier Corp.	26,663	1,083,318
Zebra Technologies Corp., Class A(a)	8,720	2,742,963
		45,774,447
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	170,191	5,551,630
Halliburton Co.	153,100	5,736,657
NOV, Inc.	66,222	1,224,445
TechnipFMC PLC	73,834	1,891,627
		14,404,359
Entertainment — 1.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	41,484	121,548
Electronic Arts, Inc.	46,122	5,849,192
Liberty Media Corp.-Liberty Formula One, Class C(a)	33,038	2,311,669
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,900	242,853
Liberty Media Corp.-Liberty Live, Class A(a)	3,131	112,277
Liberty Media Corp.-Liberty Live, Class C(a)(b)	8,081	301,583
Live Nation Entertainment, Inc.(a)(b)	26,659	2,370,252
Madison Square Garden Sports Corp., Class A(a)	3,213	597,361
Playtika Holding Corp.	3,804	27,579
ROBLOX Corp., Class A(a)	80,077	2,847,538
Roku, Inc.(a)	21,368	1,232,079
Spotify Technology SA(a)	23,888	6,699,151
Take-Two Interactive Software, Inc.(a)	28,099	4,012,818
TKO Group Holdings, Inc., Class A	10,463	990,532
Warner Bros Discovery, Inc., Class A(a)	375,466	2,763,430
		30,479,862
Financial Services — 2.4%
Affirm Holdings, Inc., Class A(a)	38,513	1,227,795
Apollo Global Management, Inc.	88,909	9,635,957
Block, Inc., Class A(a)	93,988	6,861,124
Corpay, Inc.(a)(b)	11,976	3,618,429
Equitable Holdings, Inc.	56,961	2,102,431
Euronet Worldwide, Inc.(a)	8,046	826,163
Fidelity National Information Services, Inc.	100,888	6,852,313
Global Payments, Inc.	43,942	5,394,759
Jack Henry & Associates, Inc.	12,389	2,015,566
MGIC Investment Corp.	47,014	953,444
NCR Atleos Corp.(a)	11,239	223,993
Rocket Cos., Inc., Class A(a)	20,500	251,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(a)(b)	9,414	$ 544,694
Toast, Inc., Class A(a)	62,570	1,478,529
UWM Holdings Corp., Class A	16,771	105,657
Voya Financial, Inc.	16,636	1,133,910
Western Union Co.	44,858	602,892
WEX, Inc.(a)	7,203	1,521,706
		45,351,102
Food Products — 1.4%
Bunge Global SA	24,650	2,508,384
Campbell Soup Co.	32,720	1,495,631
Conagra Brands, Inc.	81,046	2,494,596
Darling Ingredients, Inc.(a)	26,826	1,136,618
Flowers Foods, Inc.	31,903	795,661
Freshpet, Inc.(a)	7,465	791,813
Hormel Foods Corp.	49,314	1,753,606
Ingredion, Inc.	11,154	1,278,137
J M Smucker Co.	17,493	2,009,071
Kellanova	44,270	2,561,462
Lamb Weston Holdings, Inc.	24,762	2,063,665
McCormick & Co., Inc.	42,818	3,256,737
Pilgrim’s Pride Corp.(a)	7,712	277,786
Post Holdings, Inc.(a)	8,910	945,797
Seaboard Corp.	45	148,955
Tyson Foods, Inc., Class A	47,339	2,871,110
WK Kellogg Co.	11,454	267,336
		26,656,365
Gas Utilities — 0.3%
Atmos Energy Corp.	25,665	3,025,904
National Fuel Gas Co.	15,223	808,341
UGI Corp.	35,536	908,300
		4,742,545
Ground Transportation — 1.0%
Avis Budget Group, Inc.	3,403	324,816
Hertz Global Holdings, Inc.(a)	21,705	98,758
JB Hunt Transport Services, Inc.	14,023	2,279,719
Knight-Swift Transportation Holdings, Inc.	26,682	1,233,509
Landstar System, Inc.	6,129	1,068,959
Lyft, Inc., Class A(a)	59,851	936,070
Old Dominion Freight Line, Inc.	33,619	6,108,909
Ryder System, Inc.	7,532	917,774
Saia, Inc.(a)	4,523	1,794,862
Schneider National, Inc., Class B	9,405	194,495
U-Haul Holding Co.	17,085	1,047,652
U-Haul Holding Co.(a)	1,455	92,000
XPO, Inc.(a)	19,400	2,084,724
		18,182,247
Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.(a)(b)	13,009	3,673,481
Baxter International, Inc.	86,139	3,477,431
Cooper Cos., Inc.	33,111	2,948,866
DENTSPLY SIRONA, Inc.	36,005	1,080,510
Dexcom, Inc.(a)(b)	65,913	8,396,657
Enovis Corp.(a)(b)	8,849	488,730
Envista Holdings Corp.(a)	28,492	560,723
Globus Medical, Inc., Class A(a)	20,079	999,733
Hologic, Inc.(a)	39,410	2,986,096
ICU Medical, Inc.(a)	3,469	339,685
IDEXX Laboratories, Inc.(a)	14,033	6,914,901
Inspire Medical Systems, Inc.(a)	4,935	1,192,592
Insulet Corp.(a)	11,808	2,030,268
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(a)	11,486	$ 335,047
Masimo Corp.(a)	7,408	995,709
Novocure Ltd.(a)	18,496	226,391
Penumbra, Inc.(a)	6,203	1,218,703
QuidelOrtho Corp.(a)	9,389	380,724
ResMed, Inc.	24,740	5,294,113
Shockwave Medical, Inc.(a)	6,176	2,039,253
STERIS PLC	16,718	3,419,834
Tandem Diabetes Care, Inc.(a)	11,225	411,845
Teleflex, Inc.	8,003	1,670,626
Zimmer Biomet Holdings, Inc.	35,784	4,304,100
		55,386,018
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	15,275	1,129,434
agilon health, Inc.(a)(b)	49,020	269,610
Amedisys, Inc.(a)	5,435	500,292
Cardinal Health, Inc.	42,031	4,330,874
Cencora, Inc.	28,652	6,849,261
Chemed Corp.	2,505	1,422,840
DaVita, Inc.(a)(b)	9,197	1,278,475
Encompass Health Corp.	16,816	1,402,118
Henry Schein, Inc.(a)(b)	22,216	1,539,124
Laboratory Corp. of America Holdings	14,445	2,908,790
Molina Healthcare, Inc.(a)	9,842	3,366,948
Premier, Inc., Class A	20,025	418,122
Quest Diagnostics, Inc.	19,080	2,636,474
R1 RCM, Inc.(a)	26,239	322,477
Tenet Healthcare Corp.(a)	17,175	1,928,581
Universal Health Services, Inc., Class B	10,032	1,709,754
		32,013,174
Health Care REITs — 0.9%
Healthcare Realty Trust, Inc.	64,339	915,544
Healthpeak Properties, Inc.	120,315	2,239,062
Medical Properties Trust, Inc.	100,072	460,331
Omega Healthcare Investors, Inc.	41,852	1,272,719
Ventas, Inc.	68,075	3,014,361
Welltower, Inc.	94,444	8,998,625
		16,900,642
Health Care Technology(a) — 0.3%
Certara, Inc.	20,198	345,588
Doximity, Inc., Class A	20,338	494,010
Teladoc Health, Inc.	28,216	359,754
Veeva Systems, Inc., Class A	24,678	4,900,063
		6,099,415
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	118,735	2,240,529
Park Hotels & Resorts, Inc.	36,053	581,535
		2,822,064
Hotels, Restaurants & Leisure — 3.4%
Aramark	44,424	1,399,800
Boyd Gaming Corp.	12,396	663,310
Caesars Entertainment, Inc.(a)	35,090	1,256,924
Carnival Corp.(a)	169,335	2,509,545
Cava Group, Inc.(a)(b)	8,092	582,139
Choice Hotels International, Inc.	4,971	587,870
Churchill Downs, Inc.	12,142	1,566,318
Darden Restaurants, Inc.	20,267	3,109,161
Domino’s Pizza, Inc.	5,950	3,149,157
DoorDash, Inc., Class A(a)	52,832	6,829,064
DraftKings, Inc., Class A(a)	71,219	2,959,862

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.(a)	22,756	$ 3,063,640
Hilton Worldwide Holdings, Inc.	42,458	8,376,114
Hyatt Hotels Corp., Class A	7,380	1,098,070
Marriott Vacations Worldwide Corp.	6,071	583,484
MGM Resorts International(a)	46,803	1,845,910
Norwegian Cruise Line Holdings Ltd.(a)	71,999	1,362,221
Penn Entertainment, Inc.(a)	25,782	426,434
Planet Fitness, Inc., Class A(a)	14,517	868,697
Royal Caribbean Cruises Ltd.(a)(b)	39,879	5,568,305
Texas Roadhouse, Inc.	11,390	1,831,284
Travel & Leisure Co.	11,869	516,776
Vail Resorts, Inc.	6,448	1,221,058
Wendy’s Co.	28,807	575,852
Wingstop, Inc.	4,996	1,922,411
Wyndham Hotels & Resorts, Inc.	13,943	1,024,950
Wynn Resorts Ltd.	17,693	1,621,563
Yum! Brands, Inc.	47,782	6,749,208
		63,269,127
Household Durables — 1.8%
D.R. Horton, Inc.	51,590	7,351,059
Garmin Ltd.	26,179	3,782,080
Leggett & Platt, Inc.	22,351	403,883
Lennar Corp., Class A	41,280	6,258,874
Lennar Corp., Class B	2,508	352,098
Mohawk Industries, Inc.(a)	9,073	1,046,298
Newell Brands, Inc.	66,267	526,160
NVR, Inc.(a)	496	3,689,670
PulteGroup, Inc.	36,500	4,066,830
Tempur Sealy International, Inc.	28,507	1,427,060
Toll Brothers, Inc.	17,681	2,105,984
TopBuild Corp.(a)	5,396	2,183,599
Whirlpool Corp.	9,066	860,001
		34,053,596
Household Products — 0.4%
Church & Dwight Co., Inc.	41,624	4,490,813
Clorox Co.	21,071	3,115,769
Reynolds Consumer Products, Inc.	9,241	264,570
Spectrum Brands Holdings, Inc.	5,500	450,285
		8,321,437
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	113,791	2,036,859
Brookfield Renewable Corp., Class A	22,508	523,086
Clearway Energy, Inc., Class A	6,473	140,529
Clearway Energy, Inc., Class C	13,950	326,151
Vistra Corp.	60,434	4,583,314
		7,609,939
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	48,540	1,066,424
EastGroup Properties, Inc.	7,819	1,214,760
First Industrial Realty Trust, Inc.	22,480	1,021,042
Rexford Industrial Realty, Inc.	35,867	1,535,466
STAG Industrial, Inc.	31,131	1,070,595
		5,908,287
Insurance — 4.8%
Aflac, Inc.	99,085	8,288,460
Allstate Corp.	44,698	7,601,342
American Financial Group, Inc.	12,263	1,566,598
Arch Capital Group Ltd.(a)	60,944	5,700,702
Security	Shares	Value
Insurance (continued)
Arthur J Gallagher & Co.	36,527	$ 8,572,522
Assurant, Inc.	9,007	1,570,821
Assured Guaranty Ltd.	9,713	744,987
Axis Capital Holdings Ltd.	13,256	812,990
Brighthouse Financial, Inc.(a)	11,256	543,102
Brown & Brown, Inc.	40,395	3,293,808
Cincinnati Financial Corp.	26,157	3,026,103
CNA Financial Corp.	4,427	194,522
Everest Group Ltd.	7,299	2,674,427
Fidelity National Financial, Inc., Class A	41,930	2,075,535
First American Financial Corp.	17,066	914,226
Globe Life, Inc.	14,786	1,126,250
Hanover Insurance Group, Inc.	6,046	784,892
Hartford Financial Services Group, Inc.	50,308	4,874,342
Kemper Corp.	10,379	605,199
Kinsale Capital Group, Inc.	3,728	1,354,196
Lincoln National Corp.	27,746	756,633
Loews Corp.	31,298	2,352,045
Markel Group, Inc.(a)	2,238	3,263,899
Old Republic International Corp.	45,067	1,345,701
Primerica, Inc.	6,122	1,297,007
Principal Financial Group, Inc.	40,591	3,212,372
Prudential Financial, Inc.	61,875	6,835,950
Reinsurance Group of America, Inc.	11,324	2,117,475
RenaissanceRe Holdings Ltd.	8,805	1,930,496
RLI Corp.	6,859	969,520
Ryan Specialty Holdings, Inc., Class A(b)	16,604	819,241
Unum Group	27,656	1,402,159
W.R. Berkley Corp.	34,214	2,633,452
White Mountains Insurance Group Ltd.	421	748,597
Willis Towers Watson PLC	17,621	4,425,338
		90,434,909
Interactive Media & Services(a) — 0.4%
IAC, Inc.	12,503	594,643
Match Group, Inc.	46,943	1,446,783
Pinterest, Inc., Class A	99,719	3,335,600
TripAdvisor, Inc.	18,985	499,875
ZoomInfo Technologies, Inc., CLass A	51,879	822,801
		6,699,702
IT Services — 2.0%
Akamai Technologies, Inc.(a)	25,445	2,568,164
Amdocs Ltd.	19,604	1,646,540
Cloudflare, Inc., Class A(a)	50,081	4,377,079
Cognizant Technology Solutions Corp., Class A	85,581	5,620,960
DXC Technology Co.(a)(b)	33,387	650,713
EPAM Systems, Inc.(a)	9,472	2,228,383
Gartner, Inc.(a)	12,878	5,313,334
Globant SA(a)	6,946	1,240,486
GoDaddy, Inc., Class A(a)	23,990	2,935,896
Kyndryl Holdings, Inc.(a)	39,028	767,290
MongoDB, Inc.(a)(b)	11,534	4,211,986
Okta, Inc., Class A(a)	26,043	2,421,478
Twilio, Inc., Class A(a)	28,837	1,726,760
VeriSign, Inc.(a)	15,126	2,563,555
		38,272,624
Leisure Products — 0.3%
Brunswick Corp.	11,750	947,520
Hasbro, Inc.	22,173	1,359,205
Mattel, Inc.(a)	59,952	1,098,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)	56,576	$ 175,951
Polaris, Inc.	9,307	792,584
YETI Holdings, Inc.(a)	14,585	520,976
		4,894,557
Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(a)	15,925	466,284
Agilent Technologies, Inc.	49,797	6,824,181
Avantor, Inc.(a)	114,946	2,785,141
Azenta, Inc.(a)	9,990	524,075
Bio-Rad Laboratories, Inc., Class A(a)	3,529	951,948
Bio-Techne Corp.	26,508	1,675,571
Bruker Corp.(b)	17,686	1,379,685
Charles River Laboratories International, Inc.(a)	8,645	1,979,705
Fortrea Holdings, Inc.(a)	14,851	543,398
ICON PLC(a)	13,885	4,136,064
Illumina, Inc.(a)	26,943	3,315,336
IQVIA Holdings, Inc.(a)	31,007	7,186,492
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	147,608
Medpace Holdings, Inc.(a)	3,968	1,540,973
Mettler-Toledo International, Inc.(a)	3,646	4,483,486
QIAGEN NV(b)	37,227	1,575,819
Repligen Corp.(a)(b)	9,459	1,553,168
Revvity, Inc.(b)	21,125	2,164,679
Sotera Health Co.(a)	20,857	233,598
Waters Corp.(a)	9,977	3,083,292
West Pharmaceutical Services, Inc.	12,610	4,507,823
		51,058,326
Machinery — 5.0%
AGCO Corp.	10,567	1,206,646
Allison Transmission Holdings, Inc.	15,325	1,127,154
CNH Industrial NV	166,503	1,898,134
Crane Co.	8,170	1,143,882
Cummins, Inc.	23,212	6,557,158
Donaldson Co., Inc.	20,698	1,494,396
Dover Corp.	23,768	4,261,602
Esab Corp.	9,663	1,023,118
Flowserve Corp.	22,438	1,058,176
Fortive Corp.	60,260	4,535,770
Gates Industrial Corp. PLC(a)	27,771	489,325
Graco, Inc.	28,463	2,282,733
IDEX Corp.	12,881	2,839,745
Ingersoll Rand, Inc.	68,967	6,436,001
ITT, Inc.	14,073	1,820,202
Lincoln Electric Holdings, Inc.	9,506	2,086,852
Middleby Corp.(a)	9,059	1,258,929
Nordson Corp.	9,742	2,515,287
Oshkosh Corp.	11,021	1,237,328
Otis Worldwide Corp.	70,450	6,425,040
PACCAR, Inc.	87,379	9,271,786
Parker-Hannifin Corp.	21,779	11,867,595
Pentair PLC	27,947	2,210,328
RBC Bearings, Inc.(a)(b)	4,773	1,167,237
Snap-on, Inc.	8,866	2,375,733
Stanley Black & Decker, Inc.	26,083	2,383,986
Timken Co.	10,521	938,684
Toro Co.	17,753	1,554,985
Westinghouse Air Brake Technologies Corp.	30,380	4,893,610
Xylem, Inc./New York	40,408	5,281,326
		93,642,748
Security	Shares	Value
Marine Transportation — 0.1%
Kirby Corp.(a)	10,122	$ 1,104,614
Media — 1.1%
Cable One, Inc.	941	370,613
Fox Corp., Class A	41,673	1,292,280
Fox Corp., Class B	22,673	650,262
Interpublic Group of Cos., Inc.	65,676	1,999,177
Liberty Broadband Corp., Class A(a)	2,963	148,535
Liberty Broadband Corp., Class C(a)	19,838	986,544
Liberty Media Corp.-Liberty SiriusXM(a)	25,810	620,989
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	12,571	302,458
New York Times Co., Class A	27,327	1,175,881
News Corp., Class A	64,948	1,545,762
News Corp., Class B	20,246	496,837
Nexstar Media Group, Inc., Class A	5,557	889,453
Omnicom Group, Inc.	33,616	3,120,909
Paramount Global, Class A	1,521	31,470
Paramount Global, Class B	98,863	1,126,050
Sirius XM Holdings, Inc.(b)	109,521	321,992
Trade Desk, Inc., Class A(a)	75,097	6,221,786
		21,300,998
Metals & Mining — 1.0%
Alcoa Corp.	30,314	1,065,234
Cleveland-Cliffs, Inc.(a)	84,843	1,433,847
MP Materials Corp., Class A(a)(b)	17,906	286,496
Nucor Corp.	41,864	7,055,340
Reliance, Inc.	9,729	2,770,041
Royal Gold, Inc.	11,215	1,347,258
SSR Mining, Inc.	35,403	189,760
Steel Dynamics, Inc.	25,896	3,369,587
U.S. Steel Corp.	37,807	1,379,955
		18,897,518
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	118,649	1,085,638
Annaly Capital Management, Inc.	85,247	1,597,529
Rithm Capital Corp.	82,050	912,396
Starwood Property Trust, Inc.	49,947	947,495
		4,543,058
Multi-Utilities — 1.7%
Ameren Corp.	44,623	3,296,301
CenterPoint Energy, Inc.	107,537	3,133,628
CMS Energy Corp.	49,557	3,003,650
Consolidated Edison, Inc.	59,134	5,582,250
DTE Energy Co.	35,107	3,873,004
NiSource, Inc.	70,427	1,962,096
Public Service Enterprise Group, Inc.	84,750	5,854,530
WEC Energy Group, Inc.	53,775	4,443,966
		31,149,425
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	29,554	3,424,422
Boston Properties, Inc.	26,718	1,653,577
Cousins Properties, Inc.	25,607	587,425
Highwoods Properties, Inc.	18,018	472,072
Kilroy Realty Corp.	20,098	679,312
NET Lease Office Properties	2,340	53,492
Vornado Realty Trust	30,271	787,954
		7,658,254
Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp.	57,805	800,021
Antero Resources Corp.(a)	48,163	1,638,024

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
APA Corp.	62,019	$ 1,949,877
Cheniere Energy, Inc.	40,837	6,444,895
Chesapeake Energy Corp.	21,090	1,895,569
Coterra Energy, Inc.	127,192	3,479,973
Devon Energy Corp.	109,226	5,590,187
Diamondback Energy, Inc.	30,396	6,113,547
DT Midstream, Inc.(a)	16,455	1,023,501
EQT Corp.	61,415	2,462,127
Hess Corp.	47,362	7,459,041
HF Sinclair Corp.	27,252	1,478,421
Marathon Oil Corp.	100,324	2,693,699
New Fortress Energy, Inc., Class A(b)	10,999	288,174
ONEOK, Inc.	99,146	7,844,432
Ovintiv, Inc.	43,724	2,243,916
Phillips 66	74,970	10,736,454
Range Resources Corp.	40,026	1,437,334
Southwestern Energy Co.(a)	186,836	1,399,402
Targa Resources Corp.	37,663	4,295,842
Texas Pacific Land Corp.	3,151	1,815,921
Williams Cos., Inc.	207,561	7,962,040
		81,052,397
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,945	801,065
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	21,330	917,617
American Airlines Group, Inc.(a)	110,916	1,498,475
Delta Air Lines, Inc.	109,351	5,475,205
Southwest Airlines Co.	101,282	2,627,255
United Airlines Holdings, Inc.(a)	55,653	2,863,903
		13,382,455
Personal Care Products(a) — 0.0%
Coty, Inc., Class A	65,219	746,106
Olaplex Holdings, Inc.	20,106	27,947
		774,053
Pharmaceuticals — 0.5%
Catalent, Inc.(a)	30,634	1,710,909
Elanco Animal Health, Inc.(a)	82,983	1,092,056
Jazz Pharmaceuticals PLC(a)	10,310	1,141,833
Organon & Co.	43,509	809,702
Perrigo Co. PLC	23,458	766,138
Royalty Pharma PLC, Class A	63,257	1,752,219
Viatris, Inc.	203,803	2,358,001
		9,630,858
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp., Class A	21,837	3,224,670
Broadridge Financial Solutions, Inc.	19,969	3,862,204
CACI International, Inc., Class A(a)	3,767	1,515,200
Clarivate PLC(a)(b)	79,200	535,392
Concentrix Corp.	7,641	417,733
Dayforce, Inc.(a)(b)	25,487	1,564,137
Dun & Bradstreet Holdings, Inc.	45,933	417,990
Equifax, Inc.	20,764	4,572,025
FTI Consulting, Inc.(a)	5,619	1,201,511
Genpact Ltd.	30,367	933,482
Jacobs Solutions, Inc.	21,435	3,076,566
KBR, Inc.	22,824	1,482,191
Leidos Holdings, Inc.	23,255	3,260,816
ManpowerGroup, Inc.	8,408	634,384
Paychex, Inc.	54,915	6,524,451
Paycom Software, Inc.	8,799	1,654,036
Security	Shares	Value
Professional Services (continued)
Paycor HCM, Inc.(a)	10,841	$ 188,308
Paylocity Holding Corp.(a)	7,153	1,109,859
Robert Half, Inc.	17,661	1,221,082
Science Applications International Corp.	9,035	1,162,805
SS&C Technologies Holdings, Inc.	37,020	2,291,168
TransUnion	32,899	2,401,627
Verisk Analytics, Inc.	24,316	5,299,915
		48,551,552
Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	51,763	4,497,687
CoStar Group, Inc.	68,889	6,305,410
Howard Hughes Holdings, Inc.	5,671	369,522
Jones Lang LaSalle, Inc.	8,098	1,463,309
Zillow Group, Inc., Class A	9,310	391,020
Zillow Group, Inc., Class C	26,349	1,121,677
		14,148,625
Residential REITs — 1.5%
American Homes 4 Rent, Class A	56,722	2,030,648
Apartment Income REIT Corp.	24,923	956,545
AvalonBay Communities, Inc.	24,150	4,578,115
Camden Property Trust	17,675	1,761,844
Equity LifeStyle Properties, Inc.	30,263	1,824,556
Equity Residential	63,560	4,093,264
Essex Property Trust, Inc.	10,876	2,678,215
Invitation Homes, Inc.	104,140	3,561,588
Mid-America Apartment Communities, Inc.	19,782	2,571,660
Sun Communities, Inc.	20,936	2,330,595
UDR, Inc.	55,896	2,128,520
		28,515,550
Retail REITs — 1.3%
Agree Realty Corp.	17,034	974,686
Brixmor Property Group, Inc.	51,556	1,139,388
Federal Realty Investment Trust	13,828	1,440,463
Kimco Realty Corp.	111,769	2,082,256
NNN REIT, Inc.	30,627	1,241,312
Realty Income Corp.	141,746	7,589,081
Regency Centers Corp.	30,777	1,822,614
Simon Property Group, Inc.	55,299	7,771,168
		24,060,968
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.(a)	12,912	383,357
Cirrus Logic, Inc.(a)	9,298	823,524
Enphase Energy, Inc.(a)	22,674	2,466,024
Entegris, Inc.	25,439	3,381,352
First Solar, Inc.(a)(b)	18,132	3,196,672
GLOBALFOUNDRIES, Inc.(a)(b)	13,251	647,709
Lattice Semiconductor Corp.(a)	23,223	1,593,098
Marvell Technology, Inc.	145,648	9,599,660
Microchip Technology, Inc.	90,533	8,327,225
MKS Instruments, Inc.	11,303	1,344,831
Monolithic Power Systems, Inc.	7,830	5,240,854
ON Semiconductor Corp.(a)	73,480	5,155,357
Qorvo, Inc.(a)	16,675	1,948,307
Skyworks Solutions, Inc.	27,089	2,887,416
Teradyne, Inc.	26,257	3,054,214
Universal Display Corp.	7,995	1,263,050
Wolfspeed, Inc.(a)(b)	21,364	577,469
		51,890,119
Software — 4.4%
ANSYS, Inc.(a)	14,788	4,804,325
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
AppLovin Corp., Class A(a)	34,214	$ 2,414,482
Aspen Technology, Inc.(a)	4,647	914,855
Bentley Systems, Inc., Class B	33,168	1,742,315
Bill Holdings, Inc.(a)	17,384	1,084,066
CCC Intelligent Solutions Holdings, Inc.(a)	57,058	640,191
Confluent, Inc., Class A(a)	32,929	925,963
Crowdstrike Holdings, Inc., Class A(a)	36,375	10,641,143
Datadog, Inc., Class A(a)	47,461	5,956,356
DocuSign, Inc.(a)	34,457	1,950,266
Dolby Laboratories, Inc., Class A	9,894	768,368
DoubleVerify Holdings, Inc.(a)	24,276	711,287
Dropbox, Inc., Class A(a)	43,436	1,005,978
Dynatrace, Inc.(a)	43,984	1,992,915
Elastic NV(a)	13,366	1,366,273
Fair Isaac Corp.(a)	4,129	4,679,520
Five9, Inc.(a)	12,369	712,083
Gen Digital, Inc.	94,368	1,900,572
Gitlab, Inc., Class A(a)	15,644	820,841
Guidewire Software, Inc.(a)	13,927	1,537,541
HashiCorp, Inc., Class A(a)(b)	16,651	540,491
HubSpot, Inc.(a)	7,898	4,777,263
Informatica, Inc., Class A(a)	7,481	231,687
Manhattan Associates, Inc.(a)	10,497	2,163,012
nCino, Inc.(a)	11,902	347,062
NCR Voyix Corp.(a)	22,700	278,075
Nutanix, Inc., Class A(a)	41,387	2,512,191
Palantir Technologies, Inc., Class A(a)	328,103	7,208,423
Pegasystems, Inc.	7,179	426,576
Procore Technologies, Inc.(a)	13,665	934,959
PTC, Inc.(a)	19,517	3,463,096
RingCentral, Inc., Class A(a)	14,542	430,734
SentinelOne, Inc., Class A(a)	41,294	872,542
Smartsheet, Inc., Class A(a)	22,052	834,227
Teradata Corp.(a)	16,966	629,439
Tyler Technologies, Inc.(a)	7,091	3,272,851
UiPath, Inc., Class A(a)	65,023	1,233,486
Unity Software, Inc.(a)(b)	49,807	1,208,816
Zoom Video Communications, Inc., Class A(a)	43,929	2,684,062
Zscaler, Inc.(a)	15,078	2,607,589
		83,225,921
Specialized REITs — 1.9%
CubeSmart	38,098	1,540,683
Digital Realty Trust, Inc.	51,476	7,143,839
EPR Properties	12,475	506,360
Extra Space Storage, Inc.	35,636	4,785,202
Gaming & Leisure Properties, Inc.	43,577	1,862,045
Iron Mountain, Inc.	49,340	3,824,837
Lamar Advertising Co., Class A	14,804	1,715,044
National Storage Affiliates Trust	13,514	473,531
Rayonier, Inc.	25,349	751,851
SBA Communications Corp.	18,299	3,405,810
VICI Properties, Inc.	176,235	5,031,509
Weyerhaeuser Co.	124,798	3,765,156
		34,805,867
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	10,153	740,966
AutoNation, Inc.(a)(b)	4,917	792,375
Bath & Body Works, Inc.	38,663	1,756,073
Best Buy Co., Inc.	32,709	2,408,691
Burlington Stores, Inc.(a)	11,006	1,980,420
Security	Shares	Value
Specialty Retail (continued)
CarMax, Inc.(a)(b)	26,907	$ 1,828,869
Dick’s Sporting Goods, Inc.	9,598	1,928,622
Five Below, Inc.(a)	9,333	1,365,791
Floor & Decor Holdings, Inc., Class A(a)(b)	17,727	1,955,820
GameStop Corp., Class A(a)(b)	46,406	514,642
Gap, Inc.	33,035	677,878
Lithia Motors, Inc., Class A	4,569	1,162,262
Murphy USA, Inc.	3,291	1,361,882
Penske Automotive Group, Inc.	3,346	511,637
Petco Health & Wellness Co., Inc.(a)	13,018	19,527
RH(a)	2,620	647,271
Ross Stores, Inc.	56,332	7,297,811
Tractor Supply Co.	18,413	5,028,222
Ulta Beauty, Inc.(a)	8,263	3,345,193
Valvoline, Inc.(a)	23,322	991,651
Victoria’s Secret & Co.(a)	12,913	227,527
Wayfair, Inc., Class A(a)(b)	14,475	725,921
Williams-Sonoma, Inc.	10,856	3,113,284
		40,382,335
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	221,088	3,758,496
HP, Inc.	147,242	4,136,028
NetApp, Inc.	35,387	3,616,905
Pure Storage, Inc., Class A(a)	49,136	2,476,454
Western Digital Corp.(a)	55,250	3,913,358
		17,901,241
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC(a)(b)	5,013	224,432
Capri Holdings Ltd.(a)	19,250	682,990
Carter’s, Inc.	6,166	421,816
Columbia Sportswear Co.	5,952	473,958
Crocs, Inc.(a)	10,195	1,267,952
Deckers Outdoor Corp.(a)	4,399	3,600,450
PVH Corp.	10,168	1,106,278
Ralph Lauren Corp., Class A	6,712	1,098,352
Skechers USA, Inc., Class A(a)	22,683	1,498,212
Tapestry, Inc.	39,049	1,558,836
Under Armour, Inc., Class A(a)	32,202	216,719
Under Armour, Inc., Class C(a)	34,442	224,562
VF Corp.	59,955	747,039
		13,121,596
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	17,734	890,956
Core & Main, Inc., Class A(a)	29,571	1,669,874
Fastenal Co.	97,304	6,610,834
Ferguson PLC	34,800	7,304,520
MSC Industrial Direct Co., Inc., Class A	7,892	720,066
SiteOne Landscape Supply, Inc.(a)(b)	7,525	1,180,597
United Rentals, Inc.	11,529	7,701,257
Watsco, Inc.	5,730	2,565,436
WESCO International, Inc.	7,474	1,141,653
WW Grainger, Inc.	7,526	6,934,080
		36,719,273

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.3%
American Water Works Co., Inc.	33,204	$ 4,061,513
Essential Utilities, Inc.	42,813	1,566,100
		5,627,613
Total Common Stocks — 98.1% (Cost: $1,246,825,230)		1,843,293,627
Investment Companies
Equity Funds — 1.2%
iShares Russell Mid-Cap ETF(d)	288,419	22,963,921
Total Investment Companies — 1.2% (Cost: $23,021,624)		22,963,921
Total Long-Term Investments — 99.3% (Cost: $1,269,846,854)		1,866,257,548
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	44,976,274	44,989,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	15,589,619	15,589,619
Total Short-Term Securities — 3.2% (Cost: $60,580,657)		60,579,386
Total Investments — 102.5% (Cost: $1,330,427,511)		1,926,836,934
Liabilities in Excess of Other Assets — (2.5)%		(47,338,437)
Net Assets — 100.0%		$ 1,879,498,497

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 43,582,836	$ 1,403,019 (a)	$ —	$ 5,492	$ (1,580)	$ 44,989,767	44,976,274	$ 309,215 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,395,519	4,194,100 (a)	—	—	—	15,589,619	15,589,619	580,574	—
iShares Russell Mid-Cap ETF	21,270,589	130,122,695	(128,676,391)	1,659,445	(1,412,417)	22,963,921	288,419	170,798	—
				$ 1,664,937	$ (1,413,997)	$ 83,543,307		$ 1,060,587	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	13	06/21/24	$ 3,294	$ (87,808)
S&P Mid 400 E-Mini Index	32	06/21/24	9,207	(329,719)
				$ (417,527)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 34,513,298	$ —	$ —	$ 34,513,298
Air Freight & Logistics	5,124,886	—	—	5,124,886
Automobile Components	7,826,841	—	—	7,826,841
Automobiles	2,972,050	—	—	2,972,050
Banks	45,304,412	—	—	45,304,412
Beverages	5,793,808	—	—	5,793,808
Biotechnology	26,332,035	—	—	26,332,035
Broadline Retail	12,643,099	—	—	12,643,099
Building Products	46,545,276	—	—	46,545,276
Capital Markets	92,239,742	—	—	92,239,742
Chemicals	47,307,114	—	—	47,307,114
Commercial Services & Supplies	34,309,667	—	—	34,309,667
Communications Equipment	5,584,947	—	—	5,584,947
Construction & Engineering	14,989,939	—	—	14,989,939
Construction Materials	13,450,512	—	—	13,450,512
Consumer Finance	13,609,321	—	—	13,609,321
Consumer Staples Distribution & Retail	21,876,902	—	—	21,876,902
Containers & Packaging	23,590,355	22,326	—	23,612,681
Distributors	8,061,869	—	—	8,061,869
Diversified Consumer Services	4,961,972	—	—	4,961,972
Diversified REITs	2,024,802	—	—	2,024,802

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$ 1,604,969	$ —	$ —	$ 1,604,969
Electric Utilities	51,213,098	—	—	51,213,098
Electrical Equipment	29,167,540	—	—	29,167,540
Electronic Equipment, Instruments & Components	45,774,447	—	—	45,774,447
Energy Equipment & Services	14,404,359	—	—	14,404,359
Entertainment	30,479,862	—	—	30,479,862
Financial Services	45,351,102	—	—	45,351,102
Food Products	26,656,365	—	—	26,656,365
Gas Utilities	4,742,545	—	—	4,742,545
Ground Transportation	18,182,247	—	—	18,182,247
Health Care Equipment & Supplies	55,386,018	—	—	55,386,018
Health Care Providers & Services	32,013,174	—	—	32,013,174
Health Care REITs	16,900,642	—	—	16,900,642
Health Care Technology	6,099,415	—	—	6,099,415
Hotel & Resort REITs	2,822,064	—	—	2,822,064
Hotels, Restaurants & Leisure	63,269,127	—	—	63,269,127
Household Durables	34,053,596	—	—	34,053,596
Household Products	8,321,437	—	—	8,321,437
Independent Power and Renewable Electricity Producers	7,609,939	—	—	7,609,939
Industrial REITs	5,908,287	—	—	5,908,287
Insurance	90,434,909	—	—	90,434,909
Interactive Media & Services	6,699,702	—	—	6,699,702
IT Services	38,272,624	—	—	38,272,624
Leisure Products	4,894,557	—	—	4,894,557
Life Sciences Tools & Services	51,058,326	—	—	51,058,326
Machinery	93,642,748	—	—	93,642,748
Marine Transportation	1,104,614	—	—	1,104,614
Media	21,300,998	—	—	21,300,998
Metals & Mining	18,897,518	—	—	18,897,518
Mortgage Real Estate Investment Trusts (REITs)	4,543,058	—	—	4,543,058
Multi-Utilities	31,149,425	—	—	31,149,425
Office REITs	7,658,254	—	—	7,658,254
Oil, Gas & Consumable Fuels	81,052,397	—	—	81,052,397
Paper & Forest Products	801,065	—	—	801,065
Passenger Airlines	13,382,455	—	—	13,382,455
Personal Care Products	774,053	—	—	774,053
Pharmaceuticals	9,630,858	—	—	9,630,858
Professional Services	48,551,552	—	—	48,551,552
Real Estate Management & Development	14,148,625	—	—	14,148,625
Residential REITs	28,515,550	—	—	28,515,550
Retail REITs	24,060,968	—	—	24,060,968
Semiconductors & Semiconductor Equipment	51,890,119	—	—	51,890,119
Software	83,225,921	—	—	83,225,921
Specialized REITs	34,805,867	—	—	34,805,867
Specialty Retail	40,382,335	—	—	40,382,335
Technology Hardware, Storage & Peripherals	17,901,241	—	—	17,901,241
Textiles, Apparel & Luxury Goods	13,121,596	—	—	13,121,596
Trading Companies & Distributors	36,719,273	—	—	36,719,273
Water Utilities	5,627,613	—	—	5,627,613
Investment Companies	22,963,921	—	—	22,963,921
Short-Term Securities
Money Market Funds	60,579,386	—	—	60,579,386
	$1,926,814,608	$22,326	$—	$1,926,836,934
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (417,527)	$ —	$ —	$ (417,527)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Mid-Cap Index Fund

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s